Annual Total Returns[BarChart] - PROFUND VP MID-CAP VALUE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.92%)	16.57%	32.16%	10.19%	(8.22%)	24.34%	10.61%	(13.29%)	24.08%	2.30%